Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Interest income	$ 1,548	$ 2,197	$ 2,295
Discount on marketable securities, net	(621)	(244)	(144)
Exchange rate differences, net	(1,031)	(748)	(357)
Bank charges	(48)	(171)	(148)
Financial income, net	$ (152)	$ 1,034	$ 1,646